Income Tax Status	12 Months Ended
Dec. 31, 2025
The Magna Group of Companies Retirement Savings Plans
Income Tax Status
Income Tax Status

6. Income Tax Status

The Plan has received a determination letter from the Internal Revenue Service dated March 15, 2018 stating that the Plan is qualified under Section 401(a) of the Code and, therefore, the related trust is exempt from taxation. The Plan is required to operate in conformity with the Code to maintain its qualification. The Plan has been amended since receiving the determination letter. However, the Plan Administrator believes the Plan is being operated in compliance with the applicable requirements of the Code and, therefore, believes the Plan, as amended, is qualified and the related trust is tax exempt.

Accounting principles generally accepted in the United States of America require plan management to evaluate tax positions taken by the Plan and recognize a tax liability (or asset) if the Plan has taken an uncertain position that more likely than not would not be sustained upon examination by the Internal Revenue Service. The Plan is subject to routine audits by taxing jurisdictions; however, there are currently no audits for any tax periods in progress. Additionally, the Plan is no longer open to examinations by the Internal Revenue Service for years prior to 2022.